Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Income (Loss) Before Tax

The income (loss) before tax were as follows:

	For the Six Months Ended September 30,
	2025	2024
Japan	$(3,929,853)	$(709,417)
Hong Kong	4,496,249	1,005,767
PRC	(22,875)	212,802
Malaysia	39,448	(6,227)
The United States	218,976	355,435
Canada	(53,379)	(74,701)
Australia	(82,882)	-
Vietnam	-	-
Income before tax	$665,684	$783,659

Schedule of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) were as follows:

	For the Six Months Ended September 30,
	2025	2024
Current tax provision
Japan	$936,817	$132,134
Hong Kong	1,008,045	142,348
PRC	583	10,681
Malaysia	-	-
The United States	5,571	40,417
Canada	-	27,420
Australia	-	-
Vietnam	-	-
	1,951,016	353,000
Deferred tax benefit
Japan	$(384,559)	$(875,542)
Hong Kong	(54,648)	(30,006)
PRC	-	-
Malaysia	(23)	(22)
The United States	20,652	-
Canada	33,901	-
Australia	-	-
Vietnam	-	-
	(384,677)	(905,570)
Income tax provision (benefit)	$1,566,339	$(552,570)

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2025 and 2024, respectively:

	For the Six Months Ended September 30,
	2025	2024
Japanese statutory income tax rate	25.6%	21.1%
Non-deductible expenses	77.1%	10.6%
Non-taxable income	(0.1)%	-
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(41.3)%	0.6%
Effect of change in Japanese statutory income tax rate	-	(87.3)%
Change in valuation allowance	30.5%	(4.8)%
Effects of consumption tax examination (1)	116.3%	(10.7)%
Prior year income tax true-up	27.2%	-
Effective tax rate	235.3%	(70.5)%

(1)	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.8 million charged during the six months ended September 30, 2025, as well as inhabitant tax refund of approximately $0.08 million during the six months ended September 30, 2024, based on tax assessments due to the consumption tax examination (See note (b) - tax payable).

Schedule of Deferred Tax Liabilities, Net

The Company’s deferred tax liabilities, net comprised of the following:

	September 30, 2025	March 31, 2025
Deferred tax assets:
Allowance for credit losses	$369,844	$347,123
Accrued member rewards	12,506	12,394
Accrued employee bonus	2,574	5,260
Accrued asset retirement obligation	97,661	81,761
Accrued employee retirement pension	73,911	63,040
Change in fair value of warrant liabilities	128,339	531,816
Net operating loss carry-forwards	1,056,888	93,663
Total deferred tax assets	1,741,723	1,135,057
Valuation allowance	(225,493)	(15,354)
Total deferred tax assets, net	1,516,230	1,119,703
Deferred tax liabilities:
Compensation receivable for consumption tax	(2,420,443)	(2,383,575)
Total deferred tax liabilities	(2,420,443)	(2,383,575)
Deferred tax liabilities, net	$(904,213)	$(1,263,872)

Schedule of Valuation Allowance

The Company’s movement of the valuation allowance were as follows:

	September 30, 2025	March 31, 2025
Beginning balance	$15,354	$79,062
Addition (reduction)	210,086	(63,083)
Foreign currency translation adjustments	53	(625)
Ending balance	$225,493	$15,354

Schedule of Taxes Payable

Taxes payable consisted of the following:

	September 30, 2025	March 31, 2025
Income tax payable	$1,402,044	$255,932
Consumption tax payable and others	60,692	93,739
Total taxes payable	$1,462,736	$349,671